VANECK RARE EARTH AND STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.1%
Australia : 24.3%
AVZ Minerals Ltd. ∞ 52,906,510 $ 11,414,237
Iluka Resources Ltd. † 18,166,758 84,779,299
Liontown Ltd. * † 108,480,429 131,438,366
Lynas Rare Earths Ltd. * 15,267,230 205,773,012
PLS Group Ltd. * † 52,124,721 189,459,347
622,864,261
Brazil : 1.8%
Sigma Lithium Corp. (USD) *
† 3,822,252 47,166,590
Underline
Canada : 9.5%
ALMONTY INDUSTRIES INC
(USD) * † 5,674,533 82,167,238
Lithium Americas Corp.
(USD) * † 17,341,476 68,498,830
Lithium Argentina AG
(USD) * † 7,375,973 49,271,500
Standard Lithium Ltd.
(USD) * † ‡ 12,672,072 43,211,765
243,149,333
Chile : 5.7%
Sociedad Quimica y Minera
de Chile SA (ADR) * 1,804,676 146,070,475
Underline
China : 29.9%
Baoji Titanium Industry Co.
Ltd. 8,627,973 42,446,003
China Northern Rare Earth
Group High-Tech Co. Ltd. 25,812,816 179,955,183
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 16,048,040 152,199,927
Hubei Zhenhua Chemical
Co. Ltd. 12,834,835 59,531,452
Jinduicheng Molybdenum
Co. Ltd. 37,546,015 102,705,037
Shenghe Resources Holding
Co. Ltd. 31,651,981 104,704,278
Number
of Shares Value
China (continued)
Xiamen Tungsten Co. Ltd. 15,353,944 $ 125,777,241
767,319,121
France : 1.5%
Eramet SA † 623,112 37,140,710
Underline
Germany : 1.6%
Vulcan Energy Resources
Ltd. (AUD) * 18,410,566 41,509,975
Underline
Kazakhstan : 2.3%
JIAXIN INTERNATIONAL
RESOURC (HKD) * † 4,388,000 59,142,994
Underline
Netherlands : 2.9%
AMG Critical Materials NV ‡ 1,858,700 74,222,653
Underline
United States : 20.6%
Albemarle Corp. 1,337,864 240,186,724
IperionX Ltd. (ADR) * † 1,470,864 38,301,299
MP Materials Corp. * † 2,707,969 130,686,584
Tronox Holdings PLC 6,108,222 59,677,329
UNITED STATES ANTIMONY
CORP * † 6,996,224 61,077,035
529,928,971
Total Common Stocks
(Cost: $2,098,298,460) 2,568,515,083
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
2.4%
Money Market Fund: 2.4%
(Cost: $62,835,123)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.66%(a) 62,835,123 62,835,123
Total Investments: 102.5%
(Cost: $2,161,133,583) 2,631,350,206
Liabilities in excess of other assets: (2.5)% (63,682,471)
NET ASSETS: 100.0% $ 2,567,667,735
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
HKD Hong Kong Dollar
USD United States Dollar
(a) The rate shown is the 7-day yield as of 03/31/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $373,191,995.
‡ Affiliated issuer – as defined under the Investment Company Act of 1940.
∞ Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $152,199,927, or 5.9% of net assets.

VANECK RARE EARTH AND STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
{UnauditedText} (continued)
2
Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:
Value
12/31/2025 Purchases
Sales
Proceeds
Net Realized
Gain (Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
3/31/2026
Dividend
Income
AMG Critical
Materials NV $ 54,111,536 $ 34,063,300 $ (21,353,208) $ 1,896,979 $ 5,504,045 $ 74,222,652 $ –
Standard Lithium
Ltd. –(a) 27,208,470 (14,782,485) (5,029,818) (14,247,659) 43,211,766 –
Total
$ 54,111,536 $ 61,271,770 $ (36,135,693) $ (3,132,839) $ (8,743,614) $ 117,434,418 $ –
(a) Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 2,568,515,083
Australia $ — $ 611,450,024 $ 11,414,237 $ 622,864,261
Brazil 47,166,590 — — 47,166,590
Canada 243,149,333 — — 243,149,333
Chile 146,070,475 — — 146,070,475
China — 767,319,121 — 767,319,121
France — 37,140,710 — 37,140,710
Germany — 41,509,975 — 41,509,975
Kazakhstan — 59,142,994 — 59,142,994
Netherlands — 74,222,653 — 74,222,653
United States 529,928,971 — — 529,928,971
Money Market Fund 62,835,123 — — 62,835,123
Total Investments $ 1,029,150,492 $ 1,590,785,477 $ 11,414,237 $ 2,631,350,206